RELATED PARTY TRANSACTIONS (Details Textual)	Jun. 30, 2013 Shenhua Information Beijing Hollysys [Member]	Jun. 30, 2013 New Huake Beijing Hollysys [Member]	Jun. 30, 2013 China Techenergy Beijing Hollysys [Member]	Jun. 30, 2013 Electric Motor Beijing Hollysys [Member]	Jun. 30, 2013 Zhejiang Sanxin Hangzhou Hollysys [Member]	Jun. 30, 2011 Hollysys Equipment Beijing Hollysys [Member]	Jun. 30, 2013 Hollysys Machine Hollysys Investment [Member]	Jun. 30, 2013 Southcon Bond M And E SdnBhd [Member]	Jun. 30, 2013 Heilongjiang Ruixing Technology Co., Ltd.("Ruixing") Beijing Hollysys [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	20.00%	37.50%	40.00%	40.00%	6.00%	20.00%	30.00%	30.00%	8.31%